Share-Based Compensation (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 27, 2021	Apr. 20, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense			$ 51,000.0	$ 9,000.0	$ 82,000.0	$ 23,000.0	$ 23,000	$ 82,000
Number of shares issued (in Shares)	315,000	300,000
Grant date price per fair value (in Dollars per share)	$ 0.10	$ 0.0631
Grant date fair value	$ 31,500	$ 163,100
Unrecognized compensation expense							$ 10,000	$ 21,000
Weighted-average period cost							1 year 9 months 18 days
Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued (in Shares)		550,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued (in Shares)		790,000
Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued (in Shares)		945,000					5,000,000
Incentive Plan [Member] | Phantom Share Units (PSUs) [Member] | Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued (in Shares)							80,000	34,650
Grant date price per fair value (in Dollars per share)							$ 0.10	$ 0.20
Grant date fair value							$ 8,000.0	$ 7,000.0
Incentive Plan [Member] | Consultant [Member] | Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued (in Shares)							100,000	20,000
Grant date price per fair value (in Dollars per share)							$ 0.07	$ 0.18
Grant date fair value							$ 7,000.0	$ 3,600